ORGANIZATION AND DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF VIES' ASSETS AND LIABILITIES

Summarized below is the information related to the combined VIEs’ assets and liabilities as of December 31, 2021 and 2020, respectively:

	As of December 31, 2021	As of December 31, 2020

Current assets	$-	$48,287,298
Plant and equipment, net	-	373
Other non-current assets	-	3,836
Total assets	-	48,291,507
Total liabilities	-	(48,851,480)
Net assets (liabilities)	$-	$(559,973)

SCHEDULE OF VIES' REPORTED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

Summarized below is the information related to the financial performance of the VIEs reported in the Company’s consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2021, 2020 and 2019, respectively:

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019

Revenues	$-	$618	$1,366,417
Cost of revenues	$-	$-	$123
Total operating expenses	$203,388	$102,135	$784,840
Net loss	$149,536	$248,314	$53,859,306